Other Investments in Equity Securities - Summary of Other Investments in Equity Securities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Unlisted equity securities, at cost	¥ 103	¥ 103